NOTE PAYABLE	12 Months Ended
Sep. 30, 2021
Disclosure Text Block [Abstract]
NOTE PAYABLE

NOTE 11 – NOTE PAYABLE

PPP loan round 1

On May 10, 2021, the Company received a notification from the Small Business Association for the full forgiveness of the PPP loan of $573,500 received on April 27, 2020. The first round of PPP loans forgiven consisted of $573,500 principal and $5,986 accrued interest; are included in other income for the twelve months ended September 30, 2021.

PPP loan round 2

On April 26, 2021, the Company received the proceeds from a loan in the amount of $486,638, pursuant to the Paycheck Protection Program of the CARES Act (“PPP”). The loan matures on April 19, 2026 and bears interest at a rate of 1% per annum. The loan is evidenced by a promissory note, dated as of April 19, 2021, which contains customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. All or a portion of the loan may be forgiven by the U.S. Small Business Administration (the “SBA”) upon application by the Company beginning 8 weeks but not later than 24 weeks (“covered period”) after loan approval and upon documentation of expenditures in accordance with the SBA requirements. The loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Repayment begins 10 months after the covered period (any length between eight and 24 weeks) with payments to begin July 31, 2022. The current portion of the loan is $0, assuming payments will begin on July 31, 2022. Principal payments for the years ended September 30, are $0 in 2021, $25,714 in 2022, $126,975 in 2023, $128,242 in 2024, $129,539 in 2025, and $76,168 thereafter. Interest expense for the twelve months ended September 30, 2021, is $2,187.

In the event the loan, or any portion thereof, is forgiven pursuant to the PPP, the amount forgiven is applied to outstanding principal. While the Company intends to apply for the forgiveness of the loan, there is no assurance that the Company will obtain forgiveness of the loan in whole or in part. The Company intends to use the proceeds from the loan for qualifying expenses.

The application for these funds requires the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further requires the Company to consider its current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The receipt of these funds, and the forgiveness of the loan attendant to these funds, is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on its future adherence to the forgiveness criteria.